Direct Voyage Expenses and Vessel Operating Expenses	12 Months Ended
Dec. 31, 2014
Direct Voyage Expenses and Vessel Operating Expenses [Abstract]
Direct Voyage Expenses and Vessel Operating Expenses
13.	Direct Voyage Expenses and Vessel Operating Expenses:

Direct voyage expenses are analyzed as follows:

	Year ended December 31
	2014	2013	2012
Bunkers	1,087	6,563	10,736
Port expenses	123	888	1,609
Commissions	1	243	266
Other	63	341	976
Total	1,274	8,035	13,587

Vessel operating expenses are analyzed as follows:

	Year ended December 31
	2014	2013	2012
Crew wages and related costs	700	5,624	13,670
Chemicals and lubricants	72	862	2,831
Repairs and maintenance	65	2,594	6,592
Insurance	169	1,233	2,791
Miscellaneous expenses	-	773	1,099
Total	1,006	11,086	26,983